JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.6%
Aerospace & Defense — 1.2%
Hexcel Corp. (a)	427	35,045

Auto Components — 0.7%
Fox Factory Holding Corp. * (a)	312	19,415

Automobiles — 1.0%
Winnebago Industries, Inc.	723	27,741

Banks — 2.2%
First Financial Bankshares, Inc. (a)	836	27,880
Signature Bank	168	20,084
Webster Financial Corp.	310	14,508

		62,472

Biotechnology — 9.7%
ACADIA Pharmaceuticals, Inc. *	511	18,382
Adverum Biotechnologies, Inc. * (a)	584	3,180
Atara Biotherapeutics, Inc. * (a)	895	12,644
Avrobio, Inc. *	816	11,516
Biohaven Pharmaceutical Holding Co. Ltd. *	535	22,299
Bridgebio Pharma, Inc. * (a)	229	4,924
Coherus Biosciences, Inc. * (a)	1,212	24,563
FibroGen, Inc. * (a)	729	26,952
G1 Therapeutics, Inc. * (a)	560	12,758
Global Blood Therapeutics, Inc. * (a)	167	8,084
Halozyme Therapeutics, Inc. * (a)	1,967	30,508
Heron Therapeutics, Inc. * (a)	782	14,460
Homology Medicines, Inc. * (a)	844	15,268
Intercept Pharmaceuticals, Inc. * (a)	255	16,929
REGENXBIO, Inc. * (a)	446	15,881
Rubius Therapeutics, Inc. * (a)	437	3,428
Sage Therapeutics, Inc. * (a)	93	13,017
Twist Bioscience Corp. * (a)	872	20,823

		275,616

Building Products — 4.5%
Advanced Drainage Systems, Inc.	1,200	38,732
Simpson Manufacturing Co., Inc.	591	40,964
Trex Co., Inc. * (a)	533	48,466

		128,162

Capital Markets — 1.4%
Evercore, Inc., Class A	415	33,244
PennantPark Investment Corp.	912	5,719

		38,963

Chemicals — 0.4%
Ferro Corp. *	1,002	11,884

Commercial Services & Supplies — 2.6%
Brink’s Co. (The) (a)	368	30,485
MSA Safety, Inc. (a)	402	43,904

		74,389

Communications Equipment — 1.1%
Ciena Corp. *	781	30,644

Distributors — 1.3%
Pool Corp.	179	36,125

Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions, Inc. *	260	39,583

Electrical Equipment — 2.0%
Generac Holdings, Inc. * (a)	708	55,484

Electronic Equipment, Instruments & Components — 0.9%
Littelfuse, Inc.	136	24,026

Entertainment — 1.7%
Glu Mobile, Inc. * (a)	1,970	9,831
Sciplay Corp., Class A * (a)	792	8,475
World Wrestling Entertainment, Inc., Class A (a)	429	30,551

		48,857

Equity Real Estate Investment Trusts (REITs) — 3.1%
CubeSmart	593	20,710
EastGroup Properties, Inc.	202	25,209
National Health Investors, Inc.	236	19,412
Terreno Realty Corp.	446	22,805

		88,136

Food & Staples Retailing — 2.7%
Grocery Outlet Holding Corp. *	360	12,489
Performance Food Group Co. *	1,408	64,773

		77,262

Food Products — 1.3%
Freshpet, Inc. * (a)	760	37,805

Health Care Equipment & Supplies — 4.3%
Insulet Corp. * (a)	233	38,472
iRhythm Technologies, Inc. * (a)	477	35,330
Nevro Corp. * (a)	457	39,322
Shockwave Medical, Inc. * (a)	278	8,313

		121,437

Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc. * (a)	687	21,346
Amedisys, Inc. *	340	44,574

		65,920

Health Care Technology — 2.2%
Evolent Health, Inc., Class A * (a)	1,440	10,352
Teladoc Health, Inc. *	745	50,454

		60,806

Hotels, Restaurants & Leisure — 4.1%
Boyd Gaming Corp.	1,557	37,299
Planet Fitness, Inc., Class A *	421	24,340
Red Rock Resorts, Inc., Class A	1,122	22,773
Texas Roadhouse, Inc.	627	32,932

		117,344

Household Durables — 0.7%
TRI Pointe Group, Inc. *	1,312	19,729

Insurance — 0.6%
eHealth, Inc. *	241	16,107

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Internet & Direct Marketing Retail — 0.6%
Farfetch Ltd., Class A (United Kingdom) * (a)	1,246	10,766
RealReal, Inc. (The) * (a)	271	6,052

		16,818

IT Services — 3.3%
ManTech International Corp., Class A	621	44,363
MongoDB, Inc. * (a)	137	16,550
Wix.com Ltd. (Israel) *	270	31,536

		92,449

Life Sciences Tools & Services — 0.6%
10X Genomics, Inc., Class A * (a)	85	4,280
Adaptive Biotechnologies Corp. *	180	5,573
Personalis, Inc. * (a)	512	7,512

		17,365

Machinery — 4.8%
Chart Industries, Inc. *	335	20,871
Graco, Inc.	509	23,432
ITT, Inc.	581	35,532
John Bean Technologies Corp.	439	43,645
Oshkosh Corp. (a)	166	12,600

		136,080

Marine — 0.5%
Kirby Corp. *	187	15,384

Media — 1.2%
New York Times Co. (The), Class A (a)	1,182	33,654

Multiline Retail — 0.8%
Ollie’s Bargain Outlet Holdings, Inc. * (a)	386	22,609

Oil, Gas & Consumable Fuels — 0.2%
Centennial Resource Development, Inc., Class A * (a)	1,132	5,110

Pharmaceuticals — 3.6%
Horizon Therapeutics plc *	1,570	42,739
Optinose, Inc. *	1,079	7,552
Revance Therapeutics, Inc. * (a)	1,042	13,548
TherapeuticsMD, Inc. *	4,565	16,569
Tricida, Inc. * (a)	706	21,803

		102,211

Professional Services — 0.4%
FTI Consulting, Inc. *	108	11,399

Road & Rail — 1.8%
Saia, Inc. * (a)	530	49,670

Semiconductors & Semiconductor Equipment — 6.6%
Entegris, Inc.	834	39,253
Inphi Corp. * (a)	556	33,938
MKS Instruments, Inc. (a)	410	37,867
Monolithic Power Systems, Inc. (a)	268	41,704
Semtech Corp. *	733	35,612

		188,374

Software — 11.8%
Anaplan, Inc. *	649	30,503
Coupa Software, Inc. *	151	19,557
CyberArk Software Ltd. *	274	27,320
Dynatrace, Inc. * (a)	493	9,205
Elastic NV * (a)	279	22,977
Envestnet, Inc. * (a)	720	40,807
HubSpot, Inc. *	117	17,729
Medallia, Inc. * (a)	316	8,680
New Relic, Inc. *	136	8,346
Pagerduty, Inc. * (a)	332	9,388
Proofpoint, Inc. * (a)	307	39,649
RingCentral, Inc., Class A *	108	13,614
SailPoint Technologies Holding, Inc. * (a)	987	18,448
Smartsheet, Inc., Class A * (a)	553	19,916
Trade Desk, Inc. (The), Class A * (a)	47	8,791
Zendesk, Inc. *	261	18,987
Zscaler, Inc. * (a)	460	21,738

		335,655

Specialty Retail — 4.0%
American Eagle Outfitters, Inc.	817	13,248
Hudson Ltd., Class A *	2,049	25,145
Lithia Motors, Inc., Class A (a)	278	36,795
National Vision Holdings, Inc. * (a)	1,630	39,238

		114,426

Textiles, Apparel & Luxury Goods — 1.2%
Wolverine World Wide, Inc. (a)	1,186	33,514

Trading Companies & Distributors — 3.8%
Applied Industrial Technologies, Inc.	415	23,582
H&E Equipment Services, Inc.	675	19,492
Rush Enterprises, Inc., Class A	846	32,645
SiteOne Landscape Supply, Inc. * (a)	448	33,182

		108,901

TOTAL COMMON STOCKS (Cost $2,339,641)		2,796,571

	No. of Rights (000)
RIGHTS — 0.0% (b)
Biotechnology — 0.0% (b)
Clementia Pharmaceuticals, Inc. (Canada) *‡ (Cost $ —)	927	—	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 3.0%
INVESTMENT COMPANIES — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (d) (e) (Cost $85,893)	85,867	85,893

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 12.5%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (c) (d)	294,010	294,010
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)	59,962	59,962

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $354,000)		353,972

Total Investments — 114.1% (Cost $2,779,534)		3,236,436
Liabilities in Excess of Other Assets — (14.1)%		(399,239)

Net Assets — 100.0%		2,837,197

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $343,505,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$3,236,436	$—	$—	(b)	$3,236,436

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Amount rounds to less than one thousand.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17%(a)(b)	$24,541	$505,091	$443,735	$(3)	$(1)	$85,893	85,867	$338	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22%(a)(b)	341,079	242,000	289,000	(9)	(60)	294,010	294,010	1,867	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00%(a)(b)	75,263	285,694	300,995	—	—	59,962	59,962	321	—

Total	$440,883	$1,032,785	$1,033,730	$(12)	$(61)	$439,865		$2,526	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.